REVENUES (Schedule of Significant Changes in Deferred Revenues) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 6,177
New unsatisfied performance obligations	1,720
Reclassification to revenue as a result of satisfying performance obligations	(4,666)
Balance, end of the period	3,231
Less: long-term portion of deferred revenue	670
Current portion, end of period	$ 2,561